Convertible Notes and Non-Convertible Promissory Notes (Details) - USD ($)									1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 03, 2026	Sep. 02, 2025	Aug. 08, 2025	Jul. 28, 2025	Jul. 18, 2025	Jan. 03, 2025	Jun. 14, 2024	Jul. 31, 2023	Aug. 31, 2025	Oct. 31, 2024	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Aggregate principal amount							$ 10,000,000
Percentage of interest															8.00%
Maturity date						Dec. 31, 2025
Gain (loss) of extinguishment															$ 1,572,565
Amortization of debt discount												$ 296,691	$ 1,610,540		4,610,088	2,053,355
Percentage of conversion price	80.00%
Gain on extinguishment of debt															$ 1,572,565
Common Stock [Member]
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Exercise price per share											$ 0.01	$ 0.01			$ 0.01
2023 Convertible Notes [Member]
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Aggregate principal amount								$ 8,000,000
Issued principal								$ 8,000,000
Maturity date											Jul. 31, 2025				Jul. 31, 2025
Percentage of aggregate outstanding principal					50.00%									50.00%
Accrued interest		$ 1,191,035
Fair value of the embedded derivative liability											$ 21,302,850	$ 21,302,850		$ 21,302,850
Remaining balance
Outstanding principal		$ 8,000,000
2023 Convertible Notes [Member] | Series B-4 Preferred Stock [Member]
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Converted shares		3,419,398
2023 Convertible Notes [Member] | Minimum [Member]
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Maturity date				Jul. 31, 2025
Conversion amount					$ 1,000,000						1,000,000				1,000,000
2023 Convertible Notes [Member] | Maximum [Member]
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Maturity date				Sep. 15, 2025
Conversion amount					$ 20,000,000						20,000,000				20,000,000
2024 Convertible Notes [Member]
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Aggregate principal amount							10,000,000
Issued principal							$ 1,581,192									1,581,192
Percentage of interest							8.00%
Maturity date							Jun. 14, 2027
Percentage of aggregate outstanding principal					50.00%
Exercise price per share					$ 0.01
Accrued interest		$ 138,193
Fair value of the embedded derivative liability		3,438,555
Gain (loss) of extinguishment															1,809,058
Expire date					Jul. 18, 2035									Jul. 18, 2035
Additional aggregate principal issued										$ 400,000
Percentage of original debt’s remaining cash flows														10.00%
Remaining balance
Outstanding principal		$ 1,981,192
Gain on extinguishment of debt															1,809,058
2024 Convertible Notes [Member] | Series B-4 Preferred Stock [Member]
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Converted shares		551,935
2024 Convertible Notes [Member] | Series B-5 preferred stock [Member]
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Converted shares		551,935
2024 Convertible Notes [Member] | Minimum [Member]
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Conversion amount					$ 1,000,000
2024 Convertible Notes [Member] | Maximum [Member]
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Conversion amount					$ 20,000,000
Non-Convertible Promissory Notes [Member]
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Issued principal						$ 2,000,000
Percentage of interest						20.00%
Maturity date						Dec. 31, 2025
Percentage of aggregate outstanding principal			50.00%
Principal payment														$ 4,176,510
Gain (loss) of extinguishment															236,493
Additional aggregate principal issued									$ 2,176,510
Amortization of debt discount												974,295	2,118,140		5,713,626	$ 2,727,710
Increased interest rate			25.00%
Carrying value													$ 4,176,510		4,176,510
Gain on extinguishment of debt															$ 236,493
2025 Convertible Notes [Member]
Convertible Notes and Non-Convertible Promissory Notes [Line Items]
Aggregate principal amount											$ 6,000,000	$ 6,000,000
Maturity date	Sep. 03, 2026
Percentage of conversion price												80.00%
Percentage of Common Stock												100.00%